FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 4:-	FAIR VALUE MEASURMENTS

In accordance with ASC No. 820, "Fair Value Measurements and Disclosures", the Company measures its liability related to stock based compensation and warrants at fair value. Investments in foreign currency derivative instruments are classified within Level 3 value hierarchy. This is because these assets are valued using alternative pricing sources and models utilizing market observable inputs. The liability related to stock based compensation and warrants is classified within Level 3 value hierarchy because the liability is based on present value calculations and external valuation models whose inputs include market interest rates, estimated operational capitalization rates, volatilities and illiquidity. Unobservable inputs used in these models are significant.

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	June 30,		December 31,
	2013	2012	2012
	Unaudited
	Fair value measurements using input type
	Level 3

Liability related to stock options and warrants	$1,831	$923	$630

Fair value measurements using significant unobservable inputs (Level 3):

Unaudited

Balance at December 31, 2012	$(630)

Changes in values of liability related to stock option and warrants	(737)

Issuance of liability related to warrants	(464)

Balance at June 30, 2013	(1,831)

NOTE 11:- FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, "Fair Value Measurements and Disclosures", the Company measures its liability related to stock based compensation and warrants at fair value. Investments in foreign currency derivative instruments are classified within Level 3 value hierarchy. This is because these assets are valued using alternative pricing sources and models utilizing market observable inputs. The liability related to stock based compensation and warrants is classified within Level 3 value hierarchy because the liability is based on present value calculations and external valuation models whose inputs include market interest rates, estimated operational capitalization rates, volatilities and illiquidity. Unobservable inputs used in these models are significant.

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2011	December 31, 2012
	Fair value measurements using input type	Fair value measurements using input type
	Level 3	Level 3

Liability related to stock options and warrants	$60	$630
Deferred shares	216	$-

Total financial liabilities	$276	$630

Fair value measurements using significant unobservable inputs (Level 3):

Balance at December 31, 2011		$(276)

Changes in values of deferred shares and liability related to stock option and warrants		418
Expiration of deferred shares		128
Issuance of liability related to warrants		(1,076)
Classification of liability award to equity as a result of expiration of the Most Favored Nation		141
Classification of liability award to equity as a result of modification		35

Balance at December 31, 2012		$(630)